Baron Investment Funds Trust

767 Fifth Avenue, 49th Floor

New York, NY 10153

Tel: 212.583.2000

Fax: 212.583.2014

April 6, 2020

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington D.C. 20549

Re:	Baron Investment Funds Trust (File Nos. 033-12112 and 811-05032)
Filing Pursuant to Rule 497(c)

Ladies and Gentlemen:

Pursuant to Rule 497(c) under the Securities Act of 1933, and Section 8(a) under the Investment Company Act of 1940, please be advised that Baron Investment Funds Trust (the “Registrant”) is filing exhibits containing interactive data format principal risk information. The sole purpose of this filing is to file revised principal risk information addressing COVID-19 for all series of the Registrant, in interactive data format.

Please do not hesitate to contact me at (212) 583-2119 if you have any questions or require anything further.

Very truly yours,

/s/ Patrick M. Patalino

Patrick M. Patalino

Vice President and General Counsel